CENTRE AMERICAN SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS (99.77%)
Communication Services (12.02%)
Entertainment (2.52%)
Walt Disney Co.	100,027	$9,931,681

Interactive Media & Services (6.99%)
Alphabet, Inc., Class A	52,382	9,541,381
Alphabet, Inc., Class C	44,220	8,110,833
Meta Platforms, Inc., Class A	19,737	9,951,790
		27,604,004

Media (2.51%)
Paramount Global, Class B	954,636	9,918,668

Total Communication Services		47,454,353

Consumer Discretionary (9.62%)
Automobiles (1.27%)
Tesla, Inc.(a)	25,296	5,005,572

Broadline Retail (6.07%)
Amazon.com, Inc.(a)	82,119	15,869,497
MercadoLibre, Inc.(a)	4,943	8,123,326
		23,992,823

Leisure Products (2.28%)
Hasbro, Inc.	153,685	8,990,573

Total Consumer Discretionary		37,988,968

Consumer Staples (28.09%)
Beverages (6.81%)
Boston Beer Co., Inc., Class A(a)	26,929	8,214,692
Molson Coors Beverage Co., Class B	142,207	7,228,382
PepsiCo, Inc.	69,339	11,436,081
		26,879,155

Food Products (9.07%)
Conagra Brands, Inc.	257,075	7,306,071
Kraft Heinz Co.	248,582	8,009,312
McCormick & Co., Inc.	155,700	11,045,358
Tyson Foods, Inc., Class A	165,597	9,462,213
		35,822,954

Household Products (7.74%)
Clorox Co.	67,116	9,159,321
Colgate-Palmolive Co.	90,141	8,747,283
Kimberly-Clark Corp.	65,606	9,066,749
Procter & Gamble Co.	21,646	3,569,858
		30,543,211

Personal Care Products (2.28%)
Estee Lauder Cos., Inc., Class A	84,576	8,998,886

Tobacco (2.19%)
Altria Group, Inc.	190,053	8,656,914

Total Consumer Staples		110,901,120

	Shares	Value
Energy (3.76%)
Oil, Gas & Consumable Fuels (3.76%)
Exxon Mobil Corp.	39,477	$4,544,592
Kinder Morgan, Inc.	519,486	10,322,187
		14,866,779

Total Energy		14,866,779

Financials (6.28%)
Banks (1.36%)
JPMorgan Chase & Co.	26,535	5,366,969

Capital Markets (2.23%)
Morgan Stanley	90,578	8,803,276

Financial Services (2.69%)
Berkshire Hathaway, Inc., Class B(a)	16,669	6,780,949
Visa, Inc., Class A	14,661	3,848,073
		10,629,022

Total Financials		24,799,267

Health Care (10.35%)
Health Care Equipment & Supplies (4.51%)
Medtronic PLC	135,148	10,637,499
Zimmer Biomet Holdings, Inc.	66,127	7,176,763
		17,814,262

Health Care Providers & Services (1.10%)
UnitedHealth Group, Inc.	8,487	4,322,090

Pharmaceuticals (4.74%)
Eli Lilly & Co.	7,288	6,598,409
Johnson & Johnson	82,954	12,124,557
		18,722,966

Total Health Care		40,859,318

Industrials (1.95%)
Electrical Equipment (1.95%)
Generac Holdings, Inc.(a)	58,237	7,700,096

Total Industrials		7,700,096

Information Technology (24.67%)
Semiconductors & Semiconductor Equipment (10.64%)
Broadcom, Inc.	3,984	6,396,431
Intel Corp.	282,444	8,747,291
NVIDIA Corp.	217,400	26,857,596
		42,001,318

Software (7.31%)
Microsoft Corp.	64,600	28,872,970

Technology Hardware, Storage & Peripherals (6.72%)
Apple, Inc.	126,037	26,545,913

Total Information Technology		97,420,201

	Shares	Value
Materials (3.03%)
Chemicals (3.03%)
International Flavors & Fragrances, Inc.	125,724	$11,970,182

Total Materials		11,970,182

TOTAL COMMON STOCKS
(Cost $285,316,685)		393,960,284

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.12%)
Money Market Fund (0.12%)
First American Treasury Obligations	5.210%	461,659	461,659

TOTAL SHORT TERM INVESTMENTS
(Cost $461,659)			461,659

TOTAL INVESTMENTS (99.89%)
(Cost $285,778,344)			$394,421,943
Other Assets In Excess Of Liabilities (0.11%)			438,000
NET ASSETS (100.00%)			$394,859,943

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS (97.61%)
ASIA (13.78%)
Australia (2.29%)
Transportation Infrastructure (2.29%)
Transurban Group	78,344	$648,063

Total Australia		648,063

Japan (7.33%)
Diversified Telecommunication Services (1.26%)
Nippon Telegraph & Telephone Corp.	380,000	358,531

Wireless Telecommunication Services (6.07%)
KDDI Corp.	18,300	483,860
SoftBank Corp.	34,600	422,473
SoftBank Group Corp.	12,600	813,686
		1,720,019
Total Japan		2,078,550

New Zealand (1.74%)
Electric Utilities (1.74%)
Mercury NZ, Ltd.	123,757	494,871

Total New Zealand		494,871

Singapore (0.71%)
Diversified Telecommunication Services (0.71%)
Singapore Telecommunications, Ltd.	99,400	201,586

Total Singapore		201,586

South Korea (1.71%)
Diversified Telecommunication Services (1.71%)
KT Corp., ADR	35,426	484,273

Total South Korea		484,273

TOTAL ASIA
(Cost $3,684,495)		3,907,343

EUROPE (15.09%)
France (0.80%)
Diversified Telecommunication Services (0.80%)
Orange SA	22,663	227,030

Total France		227,030

Germany (4.15%)
Diversified Telecommunication Services (3.42%)
Deutsche Telekom AG	38,573	969,953

Multi-Utilities (0.73%)
E.ON SE	15,630	205,136

Total Germany		1,175,089

	Shares	Value
Great Britain (2.12%)
Multi-Utilities (1.11%)
National Grid PLC	28,343	$316,220

Wireless Telecommunication Services (1.01%)
Vodafone Group PLC	323,543	285,311

Total Great Britain		601,531

Italy (3.04%)
Electric Utilities (3.04%)
Enel SpA	123,896	861,666

Total Italy		861,666

Spain (4.98%)
Diversified Telecommunication Services (1.65%)
Cellnex Telecom SA(a)(b)	6,731	218,924
Telefonica SA	59,055	250,450
		469,374
Electric Utilities (2.09%)
Iberdrola SA	45,611	591,783

Transportation Infrastructure (1.24%)
Aena SME SA(a)(b)	1,743	350,934

Total Spain		1,412,091

TOTAL EUROPE
(Cost $3,692,671)		4,277,407

NORTH AMERICA (68.74%)
Canada (10.63%)
Oil, Gas & Consumable Fuels (10.63%)
Enbridge, Inc.	44,450	1,581,362
Pembina Pipeline Corp.	14,198	526,801
TC Energy Corp.	23,885	905,432
		3,013,595
Total Canada		3,013,595

United States (58.11%)
Diversified Telecommunication Services (12.88%)
AT&T, Inc.	84,241	1,609,846
Verizon Communications, Inc.	49,522	2,042,287
		3,652,133
Electric Utilities (12.06%)
American Electric Power Co., Inc.	3,416	299,720
Constellation Energy Corp.	2,114	423,371
Duke Energy Corp.	5,264	527,611
Exelon Corp.	6,569	227,353
NextEra Energy, Inc.	13,602	963,157
PG&E Corp.	12,998	226,945
The Southern Co.	7,159	555,324
Xcel Energy, Inc.	3,661	195,534
		3,419,015
Electrical Equipment (1.51%)
Generac Holdings, Inc.(c)	3,233	427,467

Health Care Providers & Services (5.73%)
HCA Healthcare, Inc.	4,238	1,361,585

	Shares	Value
Universal Health Services, Inc., Class B	1,428	$264,080
		1,625,665
Multi-Utilities (3.78%)
Consolidated Edison, Inc.	2,365	211,479
Dominion Energy, Inc.	5,564	272,636
Public Service Enterprise Group, Inc.	3,409	251,243
Sempra Energy	4,436	337,402
		1,072,760
Oil, Gas & Consumable Fuels (17.99%)
Cheniere Energy, Inc.	5,412	946,180
Kinder Morgan, Inc.	64,673	1,285,052
ONEOK, Inc.	13,105	1,068,713
Targa Resources Corp.	4,887	629,348
The Williams Cos., Inc.	27,589	1,172,532
		5,101,825
Wireless Telecommunication Services (4.16%)
T-Mobile US, Inc.	6,691	1,178,820

Total United States		16,477,685

TOTAL NORTH AMERICA
(Cost $14,828,833)		19,491,280

TOTAL COMMON STOCKS
(Cost $22,205,999)		27,676,030

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.39%)
Money Market Fund (2.39%)
First American Treasury Obligations	5.210%	677,053	677,053

TOTAL SHORT TERM INVESTMENTS
(Cost $677,053)			677,053

			Value
TOTAL INVESTMENTS (100.00%)
(Cost $22,883,052)			$28,353,083
Liabilities in Excess of Other Assets (0.00%)			(113)
NET ASSETS (100.00%)			$28,352,970

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2024, these securities had a total aggregate market value of $569,858, representing 2.01% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $569,858, representing 2.01% of net assets.
(c)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Centre American Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$393,960,284	$–	$–	$393,960,284
Short Term Investments	461,659	–	–	461,659
Total	$394,421,943	$–	$–	$394,421,943

Centre Global Infrastructure Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$27,676,030	$–	$–	$27,676,030
Short Term Investments	677,053	–	–	677,053
Total	$28,353,083	$–	$–	$28,353,083

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments.